SHARE CAPITAL AND RESERVES (Details 7)	12 Months Ended
	Nov. 30, 2020 shares $ / shares	Nov. 30, 2019 shares	Nov. 30, 2018 shares	Nov. 30, 2017 shares
Agents Warrants [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	213,333	8,000	10,737	4,574
Agents Warrants [Member] | Ranges Of Exercise Prices For Outstanding Share Options 2.44 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	213,333
Exercise Price | $ / shares	$ 2.44
Expiry Date	Jun. 04, 2025
Share Purchase Warrants [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	3,033,709	1,984,474	1,142,598	320,946
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $1.56 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	800,000
Exercise Price | $ / shares	$ 1.56
Expiry Date	Oct. 15, 2021
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $2.27 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	841,876
Exercise Price | $ / shares	$ 2.27
Expiry Date	Feb. 26, 2021
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $1.56 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	24,208
Exercise Price | $ / shares	$ 1.56
Expiry Date	Apr. 06, 2022
Share Purchase Warrants [Member] | Ranges Of Exercise Prices $2.44 [Member]
Disclosure of classes of share capital [line items]
Number of Warrants	1,333,334
Exercise Price | $ / shares	$ 2.44
Expiry Date	Jun. 09, 2025